Income Taxes - Allocation of Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commonwealth Edison Co [Member]
Income Taxes [Line Items]
Allocation Of Federal Tax Benefit Under Tax Sharing Agreement	$ 1	$ 14	$ 0
PECO Energy Co [Member]
Income Taxes [Line Items]
Allocation Of Federal Tax Benefit Under Tax Sharing Agreement	19	17	14
Baltimore Gas and Electric Company [Member]
Income Taxes [Line Items]
Allocation Of Federal Tax Benefit Under Tax Sharing Agreement	0	0	3
Pepco Holdings LLC [Member]
Income Taxes [Line Items]
Allocation Of Federal Tax Benefit Under Tax Sharing Agreement	17	17	7
Potomac Electric Power Company [Member]
Income Taxes [Line Items]
Allocation Of Federal Tax Benefit Under Tax Sharing Agreement	16	8	6
Delmarva Power and Light Company [Member]
Income Taxes [Line Items]
Allocation Of Federal Tax Benefit Under Tax Sharing Agreement	0	6	1
Atlantic City Electric Company [Member]
Income Taxes [Line Items]
Allocation Of Federal Tax Benefit Under Tax Sharing Agreement	$ 0	$ 1	$ 0